Disclosures about Fair Value of Financial Instruments and Other Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurements of Assets Recognized in Consolidated Balance Sheets Measured at Fair Value on Recurring Basis
The following tables present the fair value measurements of assets recognized in the accompanying balance sheets measured at fair value on a recurring basis and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2017 and 2016:

		December 31, 2017 Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)

U.S government agencies	$44,959	$––	$44,959	$––

		December 31, 2016 Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)

U.S government agencies	$38,514	$––	$38,514	$––

State and political subdivisions	1,252	––	1,252	––

Fair Value Measurements of Assets Recognized in Consolidated Balance Sheets Measured at Fair Value on Nonrecurring Basis
The following tables present the fair value measurements of assets recognized in the accompanying balance sheets measured at fair value on a non-recurring basis and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2017 and 2016:

		December 31, 2017 Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)

Collateral dependent impaired loans	$336	$––	$––	$336
Foreclosed assets held for sale	34	––	––	34

		December 31, 2016 Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

	(In thousands)
Collateral dependent impaired loans	$3,435	$––	$––	$3,435
Foreclosed assets held for sale	249	––	––	249

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The following tables present quantitative information about unobservable inputs used in recurring and nonrecurring Level 3 fair value measurements.

	Fair Value at 12/31/17	Valuation Technique	Unobservable Inputs	Range
	(In thousands)

Collateral-dependent impaired loans	$333	Market comparable properties	Comparability adjustments	Not available

Foreclosed assets held for sale	34	Market comparable properties	Marketability discount	10% – 35%

	Fair Value at 12/31/16	Valuation Technique	Unobservable Inputs	Range
	(In thousands)

Collateral-dependent impaired loans	$3,435	Market comparable properties	Comparability adjustments	Not available

Foreclosed assets held for sale	249	Market comparable properties	Marketability discount	10% – 35%

Estimated Fair Values of Company's Financial Instruments

		Fair Value Measurements Using
	Carrying Amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
December 31, 2017

Financial assets
Cash and cash equivalents	$14,315	$14,315	$––	$––
Loans, net of allowance	366,467	––	––	368,033
Federal Home Loan Bank stock	4,164	––	4,164	––
Accrued interest receivable	993	––	993	––

Financial liabilities
Deposits	385,966	––	358,722	––
Short term borrowings	11,085	––	11,085	––
Federal Home Loan Bank advances	10,022	––	10,012	––
Subordinated debentures	4,124	––	3,590	––
Interest payable	70	––	70	––

The classification of the assets and liabilities pursuant to the valuation hierarchy as of December 31, 2016 in the following table have not been audited. The fair value has been derived from the December 31, 2016 audited consolidated financial statements.

		Fair Value Measurements Using
	Carrying Amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

	(In thousands)
December 31, 2016

Financial assets
Cash and cash equivalents	$11,541	$11,541	$––	$––
Loans, net of allowance	354,380	––	––	355,753
Federal Home Loan Bank stock	4,164	––	4,164	––
Accrued interest receivable	840	––	840	––

Financial liabilities
Deposits	338,803	––	312,240	––
Short term borrowings	9,393	––	9,393	––
Federal Home Loan Bank advances	39,855	––	40,120	––
Subordinated debentures	4,124	––	3,435	––
Interest payable	111	––	111	––